Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a CRO providing outsourced services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" or “blended-service” solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company operates as one reportable segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. For each of the accounting periods presented herein, the Company determined that Chief Operating Decision Maker ('CODM') was comprised of the Chief Executive Officer and the Chief Financial Officer. As the Company is managed on a consolidated basis, the CODM evaluates performance and allocates resources based on consolidated net income. The CODM uses consolidated net income, as reported on the Consolidated Statement of Operations, to evaluate income generated from segment assets and for decisions related to the deployment of operating and capital resources. The measure of segment assets is reported on the Consolidated Balance Sheet as total consolidated assets.

The accounting policies of the reportable segment are the same as those described in Note 2. Summary of Significant Accounting Policies. In the context of considerations around significant segment expenses, as the expense information that is regularly provided to the CODM is aligned with the respective consolidated expenses for direct costs and selling, general, and administrative expenses, as presented on the Consolidated Statement of Operations, such expense disclosures are not replicated here. Furthermore, as the Company consists of a single reportable segment, other quantitative disclosures, as required by Topic 280, are as presented on the Consolidated Statement of Operations.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

ICON Ireland acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the Group on the basis of an arm’s length return for the services they perform in each of their local territories. The arm’s length return for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate return having regard to their respective functions performed, assets owned, and risks assumed in these intercompany transactions. The arm’s length return is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the arm’s length revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the arm’s length revenues attributable to the activities performed outside Ireland.

There have been no changes to the overall basis of segmentation or the measurement basis for the segment results since the prior year.
Reportable geographic information at December 31, 2024 and December 31, 2023 and for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$2,793,045	$2,377,104	$1,984,567
Rest of Europe	1,560,735	1,574,783	1,618,350
U.S.	2,985,256	3,283,790	3,574,610
Other	942,640	884,499	563,859
Total	$8,281,676	$8,120,176	$7,741,386

b) The distribution of income from operations by geographical area was as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$919,126	$885,886	$673,804
Rest of Europe	216,768	154,626	254,955
U.S.	241,549	314,982	260,890
Other	70,661	60,512	68,675
Sub-total	$1,448,104	$1,416,006	$1,258,324
Amortization on intangible assets	(350,292)	(459,854)	(463,087)
Total	$1,097,812	$956,152	$795,237

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
Ireland	$234,175	$199,051
Rest of Europe	88,556	94,046
U.S.	145,391	159,245
Other	62,359	49,175
Total	$530,481	$501,517